Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 5,744	€ 44,239	€ 231,562
Effect of movements in exchange rates on cash held	(10,251)	2,382	(5,072)
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ (8,639)	€ 2,035	€ (3,196)